JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 10.8%
AGL Energy Ltd.	294,894	3,493,157
Alumina Ltd.	2,317,219	2,512,647
Ampol Ltd.	132,416	2,482,141
Ansell Ltd.	157,918	4,335,936
APA Group	405,768	3,178,659
Atlas Arteria Ltd.	164,654	769,565
Aurizon Holdings Ltd.	560,056	1,785,990
AusNet Services	1,718,443	2,195,676
BHP Group Ltd.	120,928	3,183,896
BHP Group plc	155,412	3,360,540
Brambles Ltd.	180,349	1,392,434
Coca-Cola Amatil Ltd.	273,107	1,593,991
Cochlear Ltd.	17,737	2,420,458
Coles Group Ltd.	93,438	1,211,396
Crown Resorts Ltd.	99,837	638,282
CSL Ltd.	19,903	3,871,188
CSR Ltd.	731,078	1,822,747
Dexus, REIT	439,177	2,665,970
Downer EDI Ltd.	279,095	816,133
Evolution Mining Ltd.	452,152	1,931,598
Fortescue Metals Group Ltd.	382,760	4,764,294
GPT Group (The), REIT	901,404	2,494,408
Harvey Norman Holdings Ltd.	555,039	1,467,319
Incitec Pivot Ltd.	227,048	297,612
Macquarie Group Ltd.	25,810	2,268,233
Metcash Ltd.	480,824	927,260
Mirvac Group, REIT	1,157,738	1,722,838
Oil Search Ltd.	503,984	1,040,223
Origin Energy Ltd.	695,367	2,662,475
Qantas Airways Ltd.	756,237	1,733,873
Ramsay Health Care Ltd.	62,730	2,772,612
Rio Tinto Ltd.	57,196	4,186,098
Rio Tinto plc	63,129	3,842,803
Santos Ltd.	747,990	2,793,974
Sonic Healthcare Ltd.	188,335	4,311,856
Tabcorp Holdings Ltd.	1,075,730	2,720,330
Telstra Corp. Ltd.	1,269,500	3,039,845
TPG Telecom Ltd.*	143,212	822,635
Tuas Ltd.*	71,609	36,069
Vicinity Centres, REIT	1,753,527	1,619,856
Vocus Group Ltd.*	112,573	232,174
Wesfarmers Ltd.	132,788	4,414,904
Whitehaven Coal Ltd.	1,029,046	1,017,783
Woodside Petroleum Ltd.	164,109	2,334,638

		99,186,516

Austria — 0.1%
OMV AG*	33,995	1,073,624

Belgium — 1.1%
Colruyt SA	38,562	2,239,550
Galapagos NV*	17,197	3,193,837
Groupe Bruxelles Lambert SA	15,716	1,363,215
Proximus SADP	145,516	2,993,410

		9,790,012

Cambodia — 0.1%
NagaCorp Ltd.	678,000	724,730

Chile — 0.4%
Antofagasta plc	311,810	4,145,769

China — 1.9%
China Mengniu Dairy Co. Ltd.*	267,000	1,252,890
Lenovo Group Ltd.	4,496,000	2,710,401
Nexteer Automotive Group Ltd.	177,760	112,706
Tingyi Cayman Islands Holding Corp.	504,000	939,556
Uni-President China Holdings Ltd.	1,107,000	1,201,164
Want Want China Holdings Ltd.	2,446,000	1,810,162
Wilmar International Ltd.	1,248,400	4,219,852
Xinyi Solar Holdings Ltd.	4,664,400	5,119,110

		17,365,841

Denmark — 0.4%
Carlsberg A/S, Class B	11,385	1,681,446
Chr Hansen Holding A/S	15,175	1,731,659
DSV Panalpina A/S	4,700	643,127

		4,056,232

Finland — 2.2%
Elisa OYJ	56,109	3,327,747
Fortum OYJ	151,776	3,080,564
Kesko OYJ, Class B	207,929	4,408,930
Neste OYJ	87,092	4,000,267
Orion OYJ, Class B	14,282	623,110
Stora Enso OYJ, Class R	142,969	1,793,075
UPM-Kymmene OYJ	121,149	3,233,911

		20,467,604

France — 4.5%
Air Liquide SA	23,353	3,841,107
Arkema SA	23,992	2,496,011
Atos SE*	21,759	1,860,593
Capgemini SE	31,664	4,106,641
Casino Guichard Perrachon SA*(a)	5,050	139,981
Dassault Systemes SE	13,935	2,537,473
Eiffage SA*	34,013	2,972,494
Eutelsat Communications SA	32,088	324,495
Faurecia SE*	12,780	493,535
Gecina SA, REIT	18,717	2,428,010
Iliad SA(a)	4,667	912,732
Orange SA	153,863	1,803,409
Pernod Ricard SA	19,058	3,275,112
Peugeot SA*	160,111	2,573,738
Safran SA*	19,878	2,114,059
Schneider Electric SE	8,548	980,144
TOTAL SE	60,783	2,300,253
Veolia Environnement SA	37,048	848,680
Vinci SA	29,399	2,530,227
Vivendi SA	103,908	2,757,345

		41,296,039

Germany — 2.8%
Beiersdorf AG	2,564	306,156
Deutsche Telekom AG (Registered)	222,389	3,712,729
Evonik Industries AG	76,608	2,069,658

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Fraport AG Frankfurt Airport Services Worldwide*(a)	15,574	608,816
Fresenius Medical Care AG & Co. KGaA	38,230	3,368,143
Hannover Rueck SE	20,760	3,511,975
Hella GmbH & Co. KGaA	19,183	835,623
Infineon Technologies AG	49,740	1,268,140
Merck KGaA	8,684	1,109,865
ProSiebenSat.1 Media SE*	92,640	961,572
SAP SE	27,772	4,383,903
Telefonica Deutschland Holding AG	735,627	2,007,202
Uniper SE	40,206	1,388,037

		25,531,819

Hong Kong — 4.2%
ASM Pacific Technology Ltd.	252,400	2,848,906
Cathay Pacific Airways Ltd.(a)	736,000	496,947
CK Infrastructure Holdings Ltd.	527,000	2,748,091
CLP Holdings Ltd.	358,000	3,385,140
Hong Kong & China Gas Co. Ltd.	1,936,708	2,774,975
Hutchison Port Holdings Trust	3,322,300	360,254
Jardine Matheson Holdings Ltd.	9,900	404,883
Jardine Strategic Holdings Ltd.	25,300	509,673
Link, REIT	242,800	1,883,904
Melco International Development Ltd.	188,000	354,907
MTR Corp. Ltd.	636,000	3,160,694
New World Development Co. Ltd.	240,750	1,175,528
PCCW Ltd.	4,469,000	2,519,414
Power Assets Holdings Ltd.	526,000	2,929,328
Swire Pacific Ltd., Class A	182,000	896,197
Techtronic Industries Co. Ltd.	411,500	4,303,894
WH Group Ltd.(b)	2,167,000	1,928,972
Wharf Holdings Ltd. (The)	188,000	319,398
Wharf Real Estate Investment Co. Ltd.	188,000	664,929
Xinyi Glass Holdings Ltd.	2,782,000	4,081,610
Yue Yuen Industrial Holdings Ltd.	740,000	1,174,486

		38,922,130

Indonesia — 0.1%
First Pacific Co. Ltd.	460,000	96,038
Golden Agri-Resources Ltd.	6,301,400	724,652

		820,690

Ireland — 0.3%
CRH plc	37,776	1,375,368
Flutter Entertainment plc	10,548	1,579,724

		2,955,092

Italy — 2.1%
Banca Mediolanum SpA	71,699	534,213
Davide Campari-Milano NV	182,861	1,846,049
Enel SpA	95,268	872,705
Eni SpA	155,139	1,381,949
Hera SpA	202,667	779,068
Infrastrutture Wireless Italiane SpA(b)	112,394	1,134,134
Italgas SpA	410,622	2,636,896
Poste Italiane SpA(b)	155,248	1,426,495
Recordati SpA	32,332	1,736,558
Snam SpA	437,037	2,326,547
Telecom Italia SpA	1,445,632	586,283
Terna Rete Elettrica Nazionale SpA	519,340	3,875,706

		19,136,603

Japan — 27.0%
Advantest Corp.	71,300	3,892,916
Alfresa Holdings Corp.	80,200	1,642,285
ANA Holdings, Inc.*	63,100	1,306,447
Aozora Bank Ltd.	86,800	1,388,526
Asahi Kasei Corp.	82,400	592,713
Astellas Pharma, Inc.	200,200	3,122,713
Bandai Namco Holdings, Inc.	40,000	2,208,894
Brother Industries Ltd.	55,000	856,031
Canon Marketing Japan, Inc.	94,800	1,788,577
Capcom Co. Ltd.	99,800	3,922,222
Casio Computer Co. Ltd.	134,000	2,141,646
Central Japan Railway Co.	18,700	2,268,487
Chubu Electric Power Co., Inc.	257,500	3,061,955
Chugai Pharmaceutical Co. Ltd.	72,200	3,259,775
Chugoku Electric Power Co., Inc. (The)	255,300	3,115,431
COMSYS Holdings Corp.	126,100	3,710,123
Cosmo Energy Holdings Co. Ltd.	145,700	2,110,983
Dai Nippon Printing Co. Ltd.	87,100	1,892,319
Daicel Corp.	84,900	567,769
Daiwa Securities Group, Inc.	389,300	1,728,585
Denka Co. Ltd.	36,400	875,381
DIC Corp.	84,100	2,024,678
Electric Power Development Co. Ltd.	139,400	1,901,637
ENEOS Holdings, Inc.	803,100	2,816,158
FamilyMart Co. Ltd.	43,900	985,460
Fuji Media Holdings, Inc.	59,300	522,368
FUJIFILM Holdings Corp.	67,600	3,023,245
Fujitsu Ltd.	14,000	1,874,532
Fukuoka Financial Group, Inc.	31,300	455,214
Gunma Bank Ltd. (The)	192,100	605,458
Hachijuni Bank Ltd. (The)	173,900	646,044
Hankyu Hanshin Holdings, Inc.	95,400	2,732,265
Hikari Tsushin, Inc.	15,500	3,360,413
Hitachi Capital Corp.	13,800	331,959
Hoya Corp.	8,400	828,404
Idemitsu Kosan Co. Ltd.	67,737	1,411,006
Iida Group Holdings Co. Ltd.	40,900	633,045
Inpex Corp.	378,600	2,161,054
ITOCHU Corp.	124,600	2,732,020
Itochu Techno-Solutions Corp.	100,400	4,077,740
J Front Retailing Co. Ltd.	74,900	433,129
Japan Airlines Co. Ltd.	110,100	1,782,220
Japan Petroleum Exploration Co. Ltd.	77,900	1,265,200
Japan Post Holdings Co. Ltd.	345,200	2,357,646
Kaken Pharmaceutical Co. Ltd.	11,300	513,542
Kaneka Corp.	8,600	203,226
Kansai Electric Power Co., Inc. (The)	264,800	2,518,839
KDDI Corp.	122,900	3,907,906
Keisei Electric Railway Co. Ltd.	26,900	657,710
Kinden Corp.	32,500	503,786
Kirin Holdings Co. Ltd.	68,300	1,316,051

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
K’s Holdings Corp.	273,800	3,515,022
Kuraray Co. Ltd.	1,400	13,708
Lawson, Inc.	19,700	980,997
Lintec Corp.	70,900	1,654,231
Mani, Inc.	51,600	1,317,779
Marubeni Corp.	530,400	2,441,919
Matsui Securities Co. Ltd.	94,600	774,452
Mebuki Financial Group, Inc.	213,400	474,723
Medipal Holdings Corp.	133,400	2,443,037
Mitsubishi Chemical Holdings Corp.	115,100	618,412
Mitsubishi Corp.	34,000	685,093
Mitsubishi Gas Chemical Co., Inc.	236,400	3,754,822
Mitsubishi Heavy Industries Ltd.	87,000	2,023,933
Mitsubishi UFJ Lease & Finance Co. Ltd.	277,400	1,177,527
Mitsui & Co. Ltd.	175,500	2,623,743
Mochida Pharmaceutical Co. Ltd.	86,000	3,178,804
MS&AD Insurance Group Holdings, Inc.	86,100	2,163,524
Nagoya Railroad Co. Ltd.	17,700	447,918
Nifco, Inc.	28,100	631,355
Nintendo Co. Ltd.	7,200	3,166,634
Nippo Corp.	129,300	3,429,153
Nippon Express Co. Ltd.	2,700	128,356
Nippon Paper Industries Co. Ltd.	86,300	1,086,806
Nippon Shokubai Co. Ltd.	33,600	1,670,114
Nippon Telegraph & Telephone Corp.	157,500	3,655,805
Nipro Corp.	64,500	690,614
Nissan Motor Co. Ltd.	1,800	6,157
Nisshin Seifun Group, Inc.	50,800	778,152
Nissin Foods Holdings Co. Ltd.	42,300	3,820,999
Nomura Holdings, Inc.	616,600	2,901,826
Nomura Real Estate Holdings, Inc.	67,200	1,111,003
Nomura Research Institute Ltd.	133,300	3,518,243
NTT DOCOMO, Inc.	129,800	3,573,539
Obayashi Corp.	156,900	1,400,865
Ono Pharmaceutical Co. Ltd.	40,800	1,146,782
Open House Co. Ltd.	29,900	843,891
ORIX Corp.	200,200	2,165,187
Osaka Gas Co. Ltd.	162,600	3,014,880
Rakuten, Inc.	215,700	1,982,137
Resona Holdings, Inc.	624,100	2,045,970
Sankyo Co. Ltd.	51,700	1,293,300
Sawai Pharmaceutical Co. Ltd.	46,400	2,204,235
SBI Holdings, Inc.	82,600	1,739,300
SCSK Corp.	31,700	1,613,415
Sekisui Chemical Co. Ltd.	135,900	1,849,906
Sekisui House Ltd.	185,100	3,380,623
Shionogi & Co. Ltd.	53,000	3,153,022
Ship Healthcare Holdings, Inc.	12,400	533,848
Showa Denko KK	88,900	1,843,088
SKY Perfect JSAT Holdings, Inc.	169,900	625,208
Skylark Holdings Co. Ltd.	137,500	1,906,820
Softbank Corp.	61,300	820,574
SoftBank Group Corp.	27,700	1,747,124
Sojitz Corp.	1,095,400	2,297,789
Sony Corp.	37,400	2,905,795
Sugi Holdings Co. Ltd.	40,400	2,919,130
Sumitomo Dainippon Pharma Co. Ltd.	61,900	773,082
Sumitomo Mitsui Financial Group, Inc.	63,700	1,697,378
Sumitomo Osaka Cement Co. Ltd.	70,900	2,385,016
Suzuken Co. Ltd.	26,500	942,661
Taisho Pharmaceutical Holdings Co. Ltd.	13,300	755,689
TDK Corp.	14,600	1,625,520
Teijin Ltd.	167,600	2,420,434
TIS, Inc.	90,600	1,940,252
Tobu Railway Co. Ltd.	46,300	1,296,579
Toho Co. Ltd.	2,600	77,287
Toho Gas Co. Ltd.	52,400	2,286,694
Tohoku Electric Power Co., Inc.	261,300	2,469,332
Tokuyama Corp.	62,000	1,452,159
Tokyo Century Corp.	9,500	534,329
Tokyo Electric Power Co. Holdings, Inc.*	574,300	1,531,794
Tokyo Electron Ltd.	13,400	3,708,012
Tokyo Gas Co. Ltd.	137,500	2,919,415
Tosoh Corp.	75,700	1,016,056
Toyo Suisan Kaisha Ltd.	67,000	4,073,285
Toyobo Co. Ltd.	37,100	515,537
Toyota Industries Corp.	69,200	3,515,582
Tsumura & Co.	78,900	1,966,205
Ube Industries Ltd.	115,700	1,889,628
USS Co. Ltd.	38,200	566,351
Welcia Holdings Co. Ltd.	31,200	2,859,005
West Japan Railway Co.	26,800	1,157,357
Yamada Denki Co. Ltd.	295,800	1,283,357
Yamaguchi Financial Group, Inc.	10,900	64,363
Yokohama Rubber Co. Ltd. (The)	137,500	1,758,784
Zeon Corp.	93,100	895,278

		248,303,443

Jordan — 0.3%
Hikma Pharmaceuticals plc	110,343	3,091,914

Luxembourg — 0.1%
RTL Group SA	30,496	1,006,211

Macau — 0.2%
Sands China Ltd.	438,712	1,672,728

Netherlands — 2.7%
Altice Europe NV*	112,316	532,520
ASR Nederland NV	31,575	1,020,099
Heineken Holding NV	37,907	3,275,265
Koninklijke Ahold Delhaize NV	118,467	3,411,951
Koninklijke DSM NV	8,722	1,335,040
Koninklijke KPN NV(a)	1,072,723	2,825,988
Koninklijke Philips NV*	68,150	3,521,370
NN Group NV	85,752	3,138,704
Royal Dutch Shell plc, Class A	169,561	2,478,233
Wolters Kluwer NV	43,976	3,463,450

		25,002,620

New Zealand — 1.3%
Fisher & Paykel Healthcare Corp. Ltd.	173,138	4,147,420

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Spark New Zealand Ltd.	1,281,121	4,198,409
Xero Ltd.*	57,924	3,712,567

		12,058,396

Norway — 1.2%
Aker BP ASA	539	10,264
Equinor ASA	123,842	1,856,781
Mowi ASA	156,772	2,847,159
Orkla ASA	253,213	2,490,562
Salmar ASA*	12,394	589,471
Telenor ASA	77,832	1,203,189
Yara International ASA	55,366	2,335,553

		11,332,979

Poland — 0.0%(c)
Grupa Lotos SA	24,489	316,414

Portugal — 0.6%
EDP — Energias de Portugal SA	746,479	3,751,872
Galp Energia SGPS SA	57,377	600,783
Jeronimo Martins SGPS SA	92,280	1,547,191

		5,899,846

Russia — 0.6%
Evraz plc	562,149	2,081,614
Polymetal International plc	130,796	3,235,390

		5,317,004

Singapore — 2.3%
Ascendas, REIT	750,840	1,943,523
CapitaLand Commercial Trust, REIT	476,900	562,368
CapitaLand Mall Trust, REIT	1,947,400	2,691,546
ComfortDelGro Corp. Ltd.	937,700	932,936
Genting Singapore Ltd.	1,135,900	609,359
Keppel Corp. Ltd.	756,300	2,978,234
Mapletree Commercial Trust, REIT	1,027,600	1,383,684
Mapletree Industrial Trust, REIT	289,600	692,389
Mapletree Logistics Trust, REIT	635,700	990,210
Mapletree North Asia Commercial Trust, REIT(b)	578,900	363,233
Sembcorp Industries Ltd.	1,010,100	1,275,183
Singapore Press Holdings Ltd.	540,200	421,156
Singapore Telecommunications Ltd.	1,420,900	2,578,755
Suntec, REIT	781,400	766,728
Venture Corp. Ltd.	239,700	3,130,345

		21,319,649

South Africa — 0.4%
Anglo American plc	138,230	3,346,283

South Korea — 7.0%
Celltrion, Inc.*	1,268	316,101
Daelim Industrial Co. Ltd.	32,399	2,278,875
GS Engineering & Construction Corp.	67,146	1,522,544
GS Holdings Corp.	58,791	1,730,285
GS Retail Co. Ltd.	24,234	699,424
Hanwha Corp.	32,076	685,052
Hanwha Solutions Corp.	21,484	461,165
Hite Jinro Co. Ltd.	34,384	1,202,702
Hyundai Department Store Co. Ltd.	19,641	985,425
Hyundai Mobis Co. Ltd.	7,058	1,221,294
Industrial Bank of Korea	202,564	1,382,199
Kakao Corp.	16,573	4,808,086
Kangwon Land, Inc.	71,122	1,365,420
Kia Motors Corp.	61,110	2,079,964
Korea Electric Power Corp.*	151,222	2,426,064
Korea Gas Corp.	55,057	1,173,979
Korea Zinc Co. Ltd.	2,877	1,000,413
Korean Air Lines Co. Ltd.*	13,092	191,789
KT&G Corp.	6,164	418,375
LG Corp.	52,928	3,286,690
LG Uplus Corp.	186,424	1,794,588
NAVER Corp.	16,569	4,209,385
NCSoft Corp.	5,529	3,767,440
NongShim Co. Ltd.	1,864	578,319
Orion Corp.	9,003	1,012,632
POSCO	14,728	2,376,647
Samsung Electronics Co. Ltd.	93,696	4,579,285
Samsung SDS Co. Ltd.	4,958	694,889
SK Holdings Co. Ltd.	7,199	1,341,865
SK Hynix, Inc.	48,764	3,414,274
SK Innovation Co. Ltd.	9,961	1,065,730
SK Networks Co. Ltd.	95,218	407,490
SK Telecom Co. Ltd.	10,094	1,869,513
SKC Co. Ltd.	58,010	3,414,639
Woori Financial Group, Inc.	227,188	1,624,903
Yuhan Corp.	69,005	3,318,418

		64,705,863

Spain — 1.8%
Acciona SA	11,454	1,271,557
Amadeus IT Group SA	27,948	1,395,591
Enagas SA	118,146	2,980,744
Endesa SA	145,295	4,144,814
Ferrovial SA	31,312	766,737
Iberdrola SA	256,384	3,313,836
Iberdrola SA*	5,955	76,970
Naturgy Energy Group SA	132,759	2,470,379

		16,420,628

Sweden — 4.1%
Boliden AB	147,545	4,029,186
Castellum AB	80,033	1,721,232
Hennes & Mauritz AB, Class B	188,889	2,944,284
Hexagon AB, Class B*	64,004	4,185,698
ICA Gruppen AB	69,428	3,410,528
Investor AB, Class B	66,105	3,922,316
Securitas AB, Class B*	215,567	3,214,204
Skanska AB, Class B*	153,190	3,092,329
Svenska Cellulosa AB SCA, Class B*	15,948	193,686
Swedish Match AB	50,652	3,902,675
Tele2 AB, Class B	256,674	3,641,510
Telia Co. AB	768,317	2,993,925
Trelleborg AB, Class B*	63,211	981,705

		38,233,278

Switzerland — 1.8%
Baloise Holding AG (Registered)	8,416	1,284,070
EMS-Chemie Holding AG (Registered)	436	376,517
Flughafen Zurich AG (Registered)*	2,700	342,303

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Kuehne + Nagel International AG (Registered)*	5,104	879,863
Novartis AG (Registered)	36,058	2,969,999
Roche Holding AG	10,123	3,506,167
Sonova Holding AG (Registered)*	15,729	3,556,393
Swisscom AG (Registered)	6,741	3,583,282

		16,498,594

United Kingdom — 16.7%
3i Group plc	215,861	2,484,665
Admiral Group plc	116,823	3,643,094
Ashmore Group plc	126,644	647,871
Ashtead Group plc	95,566	3,043,182
AstraZeneca plc	18,510	2,044,979
Auto Trader Group plc(b)	508,260	3,550,459
Avast plc(b)	343,119	2,572,611
AVEVA Group plc	52,046	2,808,838
Babcock International Group plc	264,385	996,014
Barratt Developments plc	379,535	2,521,125
Bellway plc	75,336	2,494,755
Berkeley Group Holdings plc	66,982	3,886,353
BP plc	698,778	2,530,630
British American Tobacco plc	84,244	2,784,123
BT Group plc	1,615,281	2,075,557
Centrica plc	3,310,681	2,087,443
CK Hutchison Holdings Ltd.	262,542	1,714,347
Compass Group plc	144,019	1,981,587
ConvaTec Group plc(b)	1,146,927	3,048,147
Croda International plc	41,009	3,060,680
Derwent London plc, REIT	73,474	2,764,281
Diageo plc	51,365	1,879,479
Direct Line Insurance Group plc	367,549	1,422,300
Experian plc	100,966	3,526,754
GlaxoSmithKline plc	170,413	3,394,681
Halma plc	121,790	3,459,302
IMI plc	101,750	1,382,469
Inchcape plc	211,264	1,183,517
Informa plc	266,286	1,262,619
InterContinental Hotels Group plc	50,459	2,324,198
International Consolidated Airlines Group SA	233,122	502,454
Intertek Group plc	14,003	984,818
John Wood Group plc	816,381	2,029,318
Land Securities Group plc, REIT	153,769	1,158,156
Legal & General Group plc	1,122,660	3,107,838
London Stock Exchange Group plc	34,047	3,760,795
Meggitt plc	115,016	401,857
Micro Focus International plc	458,163	1,649,423
Mondi plc	134,828	2,388,168
National Grid plc	297,492	3,490,142
Next plc	29,261	2,065,299
Pearson plc	347,808	2,389,859
Pennon Group plc	248,867	3,438,844
Persimmon plc	102,646	3,204,631
Phoenix Group Holdings plc	190,305	1,634,207
RELX plc	151,678	3,193,152
Rentokil Initial plc	571,204	3,984,921
Rightmove plc	139,511	1,006,829
Sage Group plc (The)	407,335	3,865,560
Segro plc, REIT	337,988	4,280,363
Severn Trent plc	42,840	1,365,199
Smith & Nephew plc	66,439	1,311,338
Smiths Group plc	134,778	2,374,312
Spirax-Sarco Engineering plc	8,654	1,156,478
SSE plc	171,506	2,909,146
Standard Chartered plc	361,589	1,807,898
Standard Life Aberdeen plc	265,490	864,123
Tate & Lyle plc	372,966	3,174,449
Taylor Wimpey plc	1,441,260	2,223,182
Unilever NV(a)	33,714	1,992,170
Unilever plc	61,560	3,665,592
United Utilities Group plc	307,541	3,606,703
Vodafone Group plc	1,805,944	2,714,063
Wm Morrison Supermarkets plc	1,042,416	2,528,619
WPP plc	76,519	567,488

		153,373,454

United States — 0.3%
Carnival plc	65,986	713,678
Ferguson plc	20,810	1,834,474

		2,548,152

TOTAL COMMON STOCKS (Cost $986,651,230)		915,920,157

	No. of Rights
RIGHTS — 0.0%(c)
Hong Kong — 0.0%(c)
Cathay Pacific Airways Ltd., expiring 8/5/2020*	478,544	27,785

Portugal — 0.0%(c)
EDP — Energias de Portugal SA, expiring 8/6/2020*	762,883	77,463

TOTAL RIGHTS (Cost $161,631)		105,248

	Shares
SHORT-TERM INVESTMENTS — 0.7%
INVESTMENT COMPANIES — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 0.30%(d)(e)(Cost $1,182,237)	1,181,191	1,182,136

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(d)(e)	259,023	259,101

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(d)(e) 4,751,392		4,751,392

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $5,010,518)		5,010,493

TOTAL SHORT-TERM INVESTMENTS (Cost $6,192,755)		6,192,629

Total Investments — 100.1% (Cost $993,005,616)		922,218,034
Liabilities in Excess of Other Assets — (0.1)%		(1,163,990)

Net Assets — 100.0%		921,054,044

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Electric Utilities	5.4%
Diversified Telecommunication Services	5.3
Metals & Mining	4.8
Chemicals	4.7
Pharmaceuticals	4.5
Oil, Gas & Consumable Fuels	4.5
Food Products	3.4
Equity Real Estate Investment Trusts (REITs)	3.3
Food & Staples Retailing	3.1
Gas Utilities	2.8
Household Durables	2.7
Health Care Equipment & Supplies	2.7
Insurance	2.7
Construction & Engineering	2.4
Software	2.3
IT Services	2.3
Semiconductors & Semiconductor Equipment	2.2
Wireless Telecommunication Services	2.0
Capital Markets	1.9
Hotels, Restaurants & Leisure	1.8
Beverages	1.7
Trading Companies & Distributors	1.7
Health Care Providers & Services	1.7
Industrial Conglomerates	1.6
Road & Rail	1.6
Electronic Equipment, Instruments & Components	1.5
Entertainment	1.5
Interactive Media & Services	1.5
Auto Components	1.4
Commercial Services & Supplies	1.3
Banks	1.3
Specialty Retail	1.3
Technology Hardware, Storage & Peripherals	1.2
Professional Services	1.2
Multi-Utilities	1.2
Machinery	1.1
Diversified Financial Services	1.1
Multiline Retail	1.0
Others (each less than 1.0%)	9.7
Short-Term Investments	0.6

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $4,754,888.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	48	09/2020	USD	4,351,440	78,771

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$858,704	$98,327,812	$—	$99,186,516
Austria	—	1,073,624	—	1,073,624
Belgium	—	9,790,012	—	9,790,012
Cambodia	—	724,730	—	724,730
Chile	—	4,145,769	—	4,145,769
China	—	17,365,841	—	17,365,841
Denmark	—	4,056,232	—	4,056,232
Finland	—	20,467,604	—	20,467,604
France	—	41,296,039	—	41,296,039
Germany	835,623	24,696,196	—	25,531,819
Hong Kong	—	38,922,130	—	38,922,130
Indonesia	—	820,690	—	820,690
Ireland	—	2,955,092	—	2,955,092
Italy	—	19,136,603	—	19,136,603
Japan	2,859,005	245,444,438	—	248,303,443
Jordan	—	3,091,914	—	3,091,914
Luxembourg	—	1,006,211	—	1,006,211
Macau	—	1,672,728	—	1,672,728
Netherlands	6,738,715	18,263,905	—	25,002,620
New Zealand	—	12,058,396	—	12,058,396
Norway	—	11,332,979	—	11,332,979
Poland	—	316,414	—	316,414
Portugal	—	5,899,846	—	5,899,846
Russia	—	5,317,004	—	5,317,004
Singapore	—	21,319,649	—	21,319,649
South Africa	—	3,346,283	—	3,346,283
South Korea	—	64,705,863	—	64,705,863
Spain	76,970	16,343,658	—	16,420,628
Sweden	—	38,233,278	—	38,233,278
Switzerland	—	16,498,594	—	16,498,594
United Kingdom	—	153,373,454	—	153,373,454
United States	—	2,548,152	—	2,548,152

Total Common Stocks	11,369,017	904,551,140	—	915,920,157

Rights	105,248	—	—	105,248
Short-Term Investments
Investment Companies	1,182,136	—	—	1,182,136
Investment of cash collateral from securities loaned	5,010,493	—	—	5,010,493

Total Short-Term Investments	6,192,629	—	—	6,192,629
Total Investments in Securities	$17,666,894	$904,551,140	$—	$922,218,034

Appreciation in Other Financial Instruments
Futures Contracts	$78,771	$—	$—	$78,771

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.30%(a)(b)	$—	$25,997,270	$24,815,762	$728	$(100)	$1,182,136	1,181,191	$6,546	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	4,000,600	45,000,000	48,750,000	8,527	(26)	259,101	259,023	43,773	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	9,041,799	92,536,009	96,826,416	—	—	4,751,392	4,751,392	25,372	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	2,710,919	22,066,813	24,777,732	—	—	—	—	18,148	—

Total	$15,753,318	$185,600,092	$195,169,910	$9,255	$(126)	$6,192,629		$93,839	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.